Income Taxes (Tables)	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Components Of The Provision For Income Taxes
The differences arise from the following items:

	June 30, 2024 $	June 30, 2023 $
Tax recovery at statutory income tax rates	(1,747)	(3,076)
Permanent differences	389	(1,095)
Rate change	(17)	—
Effect of rate differentials between jurisdictions	(110)	(127)
Effect of foreign exchange rates	441	66
Scientific research and development – ITC	—	(61)
Adjustment to prior year’s provision versus statutory tax returns	2,075	(106)
Other	(7)	13
Change in valuation allowance	(1,024)	4,386

Current income tax expense	—	—

Schedule of Reconciliation Of Tax Computed At The Statutory Rates To The Income Tax Provision Recognized
Significant components of the Company’s deferred tax assets and deferred tax liabilities are shown below:

	June 30, 2024 $	June 30, 2023 $
Deferred tax assets:
Non-capital losses carried forward	27,911	29,204
Stock-based compensation	1,149	982
Capital losses carried forward	—	18
Financing costs	—	326
Bonus - compensation	375	37
Scientific research and development	806	895
Scientific research and development – Investment Tax Credits (“ITC”)	685	769
Capitalized research and development expenses	604	265

	31,530	32,496
Deferred tax liabilities:
Scientific research and development – ITC	(114)	(127)
Fixed Assets	(71)	—

	31,345	32,369
Valuation allowance	(31,345)	(32,369)

Net future tax assets	—	—

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Schedule of Components Of The Provision For Income Taxes	The components of the provision for income taxes are as follows: Tax expense (benefit):

	2023	2022
Current	$—	$—
Deferred	—	—

Total provision (benefit) for income taxes	$—	$—

Schedule of Carrying Amount Of Assets And Liabilities For Financial Reporting
As of December 31, 2023, and 2022, the Company had temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and their respective income tax bases, measured by enacted state and federal tax rates, as follows:

	$		$
	2023		2022
Book Income (Loss) - Pre-Tax		29,317,000		9,358,000
Statutory rate		$6,157,000		$1,967,000
State Tax Rate		1,274,000		407,000
Permanent and other items		(43,000)		42,000
R&D Credit		357,000		427,000
Change in valuation allowance		(7,745,000)		(2,843,000)

		$—		$—

Schedule of Reconciliation Of Tax Computed At The Statutory Rates To The Income Tax Provision Recognized
The following is a reconciliation of tax computed at the statutory rates to the income tax provision recognized in the consolidated financial statements for the years ended December 31:

	2023	2022
Deferred tax assets (liabilities):
Net operating loss carryforward	$11,144,000	$9,539,000
Intangible assets	3,909,000	—
Section 174 R&D	3,506,000	1,745,000
Accrued expenses	359,000	286,000
Basis differences	(13,000)	26,000
Stock compensation expense	589,000	510,000
Research and development credit	1,808,000	1,451,000

Total deferred tax assets, net	21,302,000	13,557,000
Less valuation allowance	(21,302,000)	(13,557,000)

Total net deferred tax assets	$—	$—